Share-based Payments - Movements in Number of Performance Share Units Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - PSUs [member]	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	913,759	1,059,975
Granted	342,097	199,303
Exercised	(340,880)	(297,052)
Forfeited	(3,458)	(48,467)
Ending balance	911,518	913,759	1,059,975
Weighted average fair value, Beginning balance	$ 29.80	$ 26.36
Exercisable	277,490
Weighted average fair value, Granted	$ 52.14	47.54
Weighted average fair value, Exercised	25.74	23.25
Weighted average fair value, Forfeited	42.70	30.06
Weighted average fair value, Ending balance	36.67	29.80	$ 26.36
Weighted average fair value, exercisable	28.40
Aggregate intrinsic value	39,176,000	$ 48,674,000	$ 48,048,000
Aggregate intrinsic value, exercisable	$ 11,927,000